Statement of Cash Flows	7 Months Ended
Dec. 31, 2020 USD ($)
Cash flows from operating activities:
Net loss	$ (17,375,434)
Adjustments to reconcile net loss to net cash used in operating activities:
Exces fair value over proceeds of private placement warrants	2,432,668
Change in fair value of warrant liability	13,828,001
Warrant issuance costs	889,980
Trust income reinvested in Trust Acount	(82,119)
Changes in operating assets and liabilities:
Prepaid expenses	(366,500)
Accounts payable and accrued expenses	292,647
Net cash used in operating activities	(380,757)
Cash flows from investing activities:
Principal deposited in Trust Account	(345,000,000)
Net cash used in investing activities	(345,000,000)
Cash flows from financing activities:
Proceeds from private placement of warrants	8,900,000
Proceeds from sale of units in initial public offering	345,000,000
Payment of underwriters’ discount	(6,900,000)
Payment of offering costs	(498,140)
Advances received from Promissory note	105,393
Repayment of advances received from Promissory note	(105,393)
Net cash provided by financing activities	346,501,860
Net increase in cash	1,121,103
Cash at beginning of period
Cash at end of period	1,121,103
Supplemental disclosure of non-cash investing and financing activities:
Deferred underwriting compensation	12,075,000
Warrant liabilities in connection with initial public offering and private placement	26,857,668
Initial value of Class A common stock subject to possible redemption	302,568,500
Changes in value of Class A common stock subjection to redemption	(14,052,100)
Offering costs paid by sponsor in exchange for founder shares	$ 25,000